Fees Summary	Oct. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 700,000.00
Previously Paid Amount	96.67
Total Fee Amount	96.67
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 700,000.00
Final Prospectus	true